Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2023
Derviative Financial Liability [Abstract]
DERIVATIVE FINANCIAL LIABILITIES
10.	DERIVATIVE FINANCIAL LIABILITIES

Warrants

In connection with the reverse recapitalization, the Group issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,500,000 Tiberius warrants transferred to former shareholders of IGI (the “Private Warrants”).

The Public Warrants and Private Warrants broadly had similar terms.

On July 28, 2023, the Company announced that it had commenced an offer to purchase all of its outstanding Warrants. As per the terms of the tender, the Company offered to purchase the Warrants (at a price of USD 0.95 per warrant) from any warrant holder who does not validly withdraw from the offer or who has not exercised their warrants by the expiration date (September 19, 2023). Any warrant holder who has validly withdrawn from the offer before the expiration date will be given an additional 14 days after expiration date to exercise their warrants before they would be obliged to accept the offer at USD 0.86 per warrant.

As of the expiration date, 12,047,600 public warrants had been validly tendered and not validly withdrawn from the offer, and 4,500,000 private warrants had been validly tendered and not validly withdrawn from the offer. As of October 4, 2023 (14 days after expiration date), for the remaining 702,400 public warrants, the offer was deemed to be accepted and payment of USD 0.86 per warrant was made for redemption.

The following table summarizes the impact of this transaction for the year ended December 31, 2023:

2023
USD ’000
Fair value loss	(6,453)
Gain on derecognition of warrants	134
Total amount recognised in consolidated statement of income in change in fair value of derivative financial liabilities	(6,319)

The following table is a summary of the number of shares of IGI’s common stock issuable upon exercise of warrants outstanding at December 31, 2022:

	Number of shares	Exercise price (USD)	Redemption price (USD)	Expiration date	Classification	Fair value gain for 2022 (USD ’000)	Fair value at December 31, 2022 (USD ’000)
Public warrants	12,750,000	11.5	18.0	March 17, 2025	Liability	2,168	7,395
Private warrants	4,500,000	11.5	18.0	March 17, 2025	Liability	765	2,610

See also Note 20.

Earnout Shares classified as liability

Earnout Shares issued to former stockholders of Tiberius and former shareholders of IGI are accounted for as liability classified instruments because the earnout triggering events that determine the number of Earnout Shares to be earned include multiple settlements alternatives and events that are not solely indexed to the common stock of the Company.

The fair value of this liability is determined using a Monte Carlo simulation model. This approach takes into account the share price as at the Valuation Date, the threshold price for vesting, expected volatility (estimated using historical share price movements of comparable companies), expected dividend yield, the risk-free rate, and the earn out period up to March 17, 2028.

The Earnout Shares are subject to vesting at stock prices ranging from USD 11.50 to 15.25.

On December 13, 2023, the first vesting threshold of the Earnout Shares was achieved. Accordingly, 1,400,000 were transferred to equity and no longer considered a liability.

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares at each of the relevant year:

	December 31, 2023	December 31, 2022
Stock price (USD)	12.88	8.00
Expected volatility (%)	25.0%	27.5%
Risk free rate (%)	3.91%	3.98%
Expected term (in years)	4.21	5.21
Expected dividends (%)	0.31%	0.50%

The table below illustrates the movement on the Earnout Shares during the year:

	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Fair value of Earnout Shares at the beginning of the year	13,800	15,470
Change in fair value	20,970	(1,670)
Transfer of the vested Earnout Shares to equity	(17,480)	-
Fair value of Earnout Shares at the end of year	17,290	13,800